Related-party Transactions - Summary of borrowings from Related parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Key Management
Disclosure of transactions between related parties [line items]
Borrowings from related parties	$ 1,834,920	$ 1,713,058